Other liabilities and provisions - Current and Non Current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions.
Other (e.g. license liabilities, Deferred Tax Liability)		€ 19
Other liabilities (non-current)		19
Personnel accrued liabilities (e.g. bonus, vacation)	€ 10,543	7,778
Grants from government agencies and similar bodies	1,735	2,021
Outstanding invoices	36,081	28,146
Professional fees	1,116	1,344
VAT and other taxes (real estate transfer taxes)	1,042	924
Other	200	278
Other liabilities (current)	50,717	40,491
Total other liabilities (current & non-current)	50,717	40,510
Grants and other reimbursements from government agencies and similar bodies	€ 3,566	€ 440	€ 66,394